Fair Value Measurements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument Fair Value Carrying Value [Abstract]
Available for sale securities, fair value	$ 65,944,000	$ 0
Fair value measurement transfers between levels	$ 0